[THE AMERICAN FUNDS GROUP(R)]

THE TAX-EXEMPT BOND FUND OF AMERICA

Semi-Annual Report
for the six months ended February 28, 1999

[illustrations within an outline of a clock: fish; map of the United States; doctors; two hands holding each other]

THE TAX-EXEMPT BOND FUND OF AMERICA(R) seeks a high level of federally tax-free current income, consistent with preservation of capital, through a diversified portfolio of municipal bonds.

The Tax-Exempt Bond Fund of America is one of the 28 mutual funds in The American Funds Group,(r) the nation's third-largest mutual fund family. For more than six decades, Capital Research and Management Company, the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

INVESTMENT HIGHLIGHTS
through February 28, 1999

6-MONTH TOTAL RETURN                            +2.12%
(income plus capital changes, with dividends reinvested)

12-MONTH TOTAL RETURN                           +5.50%

TAX-FREE DISTRIBUTION RATE FOR FEBRUARY          4.56%*
(income return only, reflecting maximum sales charge)

TAXABLE EQUIVALENT DISTRIBUTION RATE             7.55%*
(for February, assuming a 39.6% federal tax rate)

SEC 30-DAY TAX-FREE YIELD AS OF FEBRUARY 28      3.67%*
(reflecting maximum sales charge)

*Distribution rates and yield are annualized.

For current yield information, please call toll-free: 800/421-0180.

Fund results in this report were computed without a sales charge unless otherwise indicated. Here are returns, with all distributions reinvested, through March 31, 1999 (the most recent calendar quarter), assuming payment of the 4.75% maximum sales charge at the beginning of the stated periods:

              Total              Average Annual

              Return             Compound Return

10 YEARS      +103.23%           +7.35%

5 YEARS       +35.87%            +6.32%

1 YEAR        +0.24%             -


Sales charges are lower for accounts of $25,000 or more. The fund's 30-day yield as of March 31, 1999, calculated in accordance with the Securities and Exchange Commission formula, was 3.78%. The fund's distribution rate as of that date was 4.50%. The SEC yield reflects income the fund expects to earn based on its current portfolio of securities, while the distribution rate is based solely on the fund's past dividends. Accordingly, the fund's SEC yield and distribution rate may differ.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. Income may be subject to state or local income taxes. Certain other income, as well as capital gain distributions, if any, are taxable.

FELLOW SHAREHOLDERS:

In the first half of its 1999 fiscal year, a period of unusual swings in both stock and bond markets, The Tax-Exempt Bond Fund of America produced steady tax-free income while its share price declined slightly from six months ago.

* For SHAREHOLDERS WHO REINVESTED THEIR DIVIDENDS totaling 30 cents a share and capital gain distributions of 19 cents a share, an income return of 2.4% (4.8% annualized), combined with the slight decrease in share price, resulted in a total return of 2.1%. By comparison, the average municipal bond fund returned 1.8% as measured by Lipper, Inc., a leading mutual fund tracking service. The unmanaged Lehman Brothers Municipal Bond Index, which measures results in the tax-exempt market but does not pay expenses, rose 2.6% during the period.

* The tax-free income return was the same during this period for SHAREHOLDERS WHO TOOK DIVIDENDS IN CASH as for those who reinvested their dividends. The value of their holdings declined 0.3%.

* Looking back 12 months, investors who reinvested their dividends and capital gain distributions had a 5.0% income return, equivalent to an 8.3% taxable income return for shareholders in the 39.6% tax bracket. They earned a total return of 5.5%.

ECONOMIC REVIEW

The fund's fiscal year began on September 1 amid a global financial crisis that battered stock markets and all but the safest sectors of the bond market. While financial disorder in Asia already had investors skittish, it was the financial collapse of Russia that triggered much of the meltdown in global markets last summer. Investor concerns were exacerbated by the near failure of a major hedge fund, averted only by an unusual bailout arranged by the Federal Reserve and several Wall Street firms. The U.S. stock market skidded almost 20% in the six weeks from mid-July to the end of August, while investors seeking refuge in government issues pushed the yield on the 30-year U.S. Treasury bond to record lows. (Bond prices move inversely to yields). No other sector of the bond market could match the extraordinary gains posted by Treasury obligations.

     To help minimize the impact of the turbulence in foreign markets on the economy here at home, the Federal Reserve cut the federal funds rate (the interest rate that banks charge each other on overnight loans) three times during the first half of the fiscal period - first on September 29, and again on October 15 and November 17 - reducing it from 5.5% to 4.75%.

     By winter, the Federal Reserve's move had helped calm the crisis. Spreads
- the difference between yields paid by higher rated and lower rated bonds - began to narrow, as Treasury prices eased and other sectors of the bond market, including lower quality issues, made up some of their lost ground. Meanwhile, lower interest rates helped maintain economic growth in the United States. Consumer demand increased and unemployment hovered around a 28-year low. The unusual convergence of strong growth and low inflation continued.

HOW YOUR FUND WAS AFFECTED

The new interest rates prompted many municipal bond issuers to prerefund existing issues. When issuers prerefund, they issue new bonds at the current, lower interest rate and use the proceeds to buy Treasury obligations. The Treasuries are put in a trust to repay the old debt. Because the old bonds are now backed by Treasury bonds, the safest on the market, their credit ratings are raised to AAA, which causes the price of the bonds to go up. The Tax-Exempt Bond Fund of America benefited from this trend as several of our higher yielding holdings were prerefunded. The fund fortunately had limited investments in those sectors of the tax-exempt market that showed relatively poor results - primarily those issues related to commodity, steel and resource recovery.

OUTLOOK

The past six months were a good example of the unpredictability of financial markets. At this time, the economy continues to grow without prompting any of the inflationary pressures that often cause the Federal Reserve to re-examine its position on short-term interest rates. If this environment continues, it may indicate a stable Federal Reserve policy going forward. As always, we will closely follow events globally and locally and make adjustments as we believe necessary.

     Because no one can predict exactly what direction bond markets will take, we always invest with a view that extends well beyond short-term fluctuations. We conduct in-depth research, which often includes meeting with project managers, developers and government officials, before adding any investment to the fund's portfolio. Regardless of economic developments, we believe our efforts should continue to unveil attractive long-term investment opportunities.

We look forward to reporting to you again in six months.

Cordially,

/s/Paul G. Haaga, Jr.    /s/Neil L. Langberg
Paul G. Haaga, Jr.       Neil L. Langberg
Chairman of the Board    President

April 20, 1999

We are pleased to welcome Neil L. Langberg as the fund's new president. Mr. Langberg succeeds Abner D. Goldstine, the fund's president since it began operations in 1979. Mr. Goldstine has been instrumental in the fund's success over the years, and we are delighted to report he will continue as a director and vice chairman of the fund. Mr. Langberg has been a portfolio counselor for the fund since its inception.

WHY TAX-FREE INVESTING IS WORTHWHILE

The table below is based on the federal tax rates for 1999. To use this table, find your estimated taxable income to determine your federal tax rate. Then look at the right-hand column to see what you would have had to earn from a taxable investment to equal the fund's 4.56% February tax-exempt distribution rate.

     Due to tax increases in recent years, many high-income investors are finding that their returns on taxable fixed-income issues have to be even higher to match those currently offered by tax-exempt municipals. For instance, a couple with a taxable income of $160,000 faces a federal tax rate of 36%. In this bracket, the fund's current 4.56% distribution rate would be equivalent to a return on a taxable fixed-income investment of 7.13%. Investors in the highest bracket (39.6%) would need a taxable distribution rate of 7.55% to equal the fund's tax-exempt distribution rate.

FEDERAL INCOME TAX RATES

                                                                    THE FUND'S 4.56%

                                                                    FEBRUARY TAX-EXEMPT

YOUR TAXABLE INCOME                              1999               DISTRIBUTION RATE IS

                                                 FEDERAL            EQUIVALENT TO A TAXABLE

SINGLE                    JOINT                  TAX RATE/1/        DISTRIBUTION RATE OF:/2/

$0 - 25,750               $0 - 43,050            15.0%              5.36%

25,751 -62,450            43,051 - 104,050       28.0               6.33

62,451 - 130,250          104,051 - 158,550      31.0               6.61

130,251 - 283,150         158,551 - 283,150      36.0               7.13

OVER 283,150              OVER 283,150           39.6               7.55


/1/THE FEDERAL RATES ARE MARGINAL RATES. THEY DO NOT INCLUDE AN ADJUSTMENT FOR THE LOSS OF PERSONAL EXEMPTIONS AND THE PHASE-OUT OF ITEMIZED DEDUCTIONS THAT ARE APPLICABLE TO CERTAIN TAXABLE INCOME LEVELS.

/2/THE FUND'S DISTRIBUTION RATE IN THE TABLE IS BASED ON OFFERING PRICE AND THEREFORE REFLECTS THE EFFECTS OF THE MAXIMUM SALES CHARGE ON THE INITIAL INVESTMENT. IT IS NOT A PROJECTION OF FUTURE RESULTS, WHICH WILL BE AFFECTED BY, AMONG OTHER THINGS, INTEREST RATE LEVELS, CHANGES IN THE VALUE OF PORTFOLIO SECURITIES, THE EFFECTS OF PORTFOLIO TRANSACTIONS, AND FUND EXPENSES.

THE TAX-EXEMPT BOND FUND OF AMERICA
INVESTMENT PORTFOLIO, FEBRUARY 28, 1999 (Unaudited)
Geographic Breakdown


New York --                                  10.96%
California --                                 9.22%
Michigan --                                   8.24%
Illinois --                                   8.11%
Pennsylvania --                               6.86%
Louisiana                                     5.82%
Other States --                              44.62%
Cash & Short-Term Securities --               6.17%


Aaa/AAA --                                   39.67%
Aa/AA --                                     16.45%
A/A --                                       12.26%
Baa/BBB --                                   18.98%
Below investment grade                        6.47%
Cash & Short-Term Securities                  6.17%

                                                                    Principal      Market
                                                                       Amount       Value
                                                                        (000)       (000)
Tax-Exempt Securities Maturing in More Than One Year - 93.83%

Alabama  -  0.21%
Daughters of Charity, National Health System, 5.25% 2015             $   4,000 $      4,09

Alaska  -  0.70%
Housing Fin. Corp., Collateralized Bonds (Veterans Mortgage              3,775       4,024
Program), Series1992A-1, 6.75% 2032
Municipality of Anchorage:
1995 G.O. Ref. General Purpose Bonds, Series B,                          2,895       3,325
FGIC Insured, 6.00% 2012
Municipal Light & Power, Senior Lien Ref. Electric Rev.                  5,000       6,003
Bonds, MBIA Insured, Series 1996, 6.50% 2014

Arizona  -  0.26%
State Transportation Board, Subordinated Highway Rev.                    1,850       2,041
Bonds, Series 1992B, 6.50% 2008 (Preref. 2002)
Industrial Dev. Auth. of the County of Maricopa,                         2,850       3,016
Health Fac. Rev. Bonds (Catholic Healthcare West Project),
 1998 Series A, 5.25% 2006

California  -  9.22%
G.O. Bonds:
6.75% 2006                                                               1,000       1,165
5.25% 2016                                                               7,320       7,568
Educational Facs. Auth., Rev. Bonds, Stanford University,                3,000       3,107
 Series N, 5.35% 2027
Health Facs. Fin. Auth., Hospital Rev. Bonds (Downey                     2,990       3,101
Community Hospital), Series 1993, 5.75% 2015
Housing Fin. Agcy. Single Family Mortgage Rev. Bonds,
1998 Series C-4, Class I:
5.10% 2007                                                               1,890       1,935
5.20% 2009                                                               4,205       4,321
Public Works Board, Lease Rev. Bonds, California Community               1,315       1,536
Colleges, 1994 Series B (Various Community College Projects),
7.00% 2007 (Preref. 2004) Statewide Communities Dev. Auth.:
Apartment Dev. Rev. Ref. Bonds (Irvine Apartment                         6,000       6,071
Communities, LP), Series 1998A-3, 5.10% 2025 (2010 Put)
Children's Hospital of Los Angeles, MBIA Insured, 6.00% 2008             1,715       1,943
Citrus Valley Health Partners, Inc., Cert. of Part., MBIA Insured,       1,360       1,462
5.25% 2009 St. Joseph Health System Obligated Group, Cert. of Part.:
5.50% 2014                                                               2,000       2,048
5.50% 2023                                                               2,700       2,757
Rev. Ref. Bonds (Sherman Oaks Project), Series 1998A, AMBAC Insured:
5.00% 2007                                                               2,000       2,122
5.00% 2008                                                               2,000       2,126
Alameda Public Fncg. Auth., 1999 Rev Bonds (1997 Rev. Bond Refinancing):
5.20% 2010                                                               2,495       2,490
5.30% 2011                                                               1,820       1,816
5.35% 2012                                                               1,620       1,616
5.40% 2013                                                               1,000         998
5.45% 2014                                                               1,000         997
Anaheim Public Fncg. Auth., Lease Rev. Bonds, (Anaheim Public            1,000       1,155
Improvement Project), Senior Lease Rev. Bonds, 1997 Series A,
 FSA Insured, 6.00% 2024
City of Antioch, Public Fncg. Auth., 1998 Reassessment Rev.
Bonds, Subordinated Series B, AMBAC Insured:
5.60% 2009                                                               1,305       1,301
5.85% 2015                                                               1,500       1,501
Association of Bay Area Governments, Fncg. Auth. for Nonprofit C
orps., Ref. Rev. Cert. of Part.:(Episcopal Homes Foundation),            1,350       1,404
Series 1998, 5.00% 2008
(American Baptist Homes Foundation), Series 1998A, 6.10% 2017            3,000       3,158
Central Valley Fncg. Auth., Cogeneration Project Rev. Bonds
(Carson Ice-Gen Project), Series 1993:
5.80% 2004                                                               3,300       3,575
6.00% 2009                                                               3,750       4,006
6.10% 2013 (Preref. 2003)                                                1,000       1,114
Del Mar Race Track Auth., Rev. Ref. Bonds, Series 1996, 6.00% 2001       2,060       2,114
City of Irvine, Assessment Dist. No. 95-12 Limited Obligation            1,500       1,505
 Improvement Bonds, Fixed Rate Bonds, Group Three, 5.50% 2021
Long Beach Aquarium of the Pacific, Rev. Bonds (Aquarium of
the Pacific Project), 1995 Series A:
6.10% 2010                                                               4,000       4,287
6.125% 2015                                                              5,500       5,839
6.125% 2023                                                             14,000      14,775
City of Los Angeles:
State Building Auth., Lease Rev. Ref. Bonds, Dept. of General
Services Lease, 1993 Series A:
5.375% 2006                                                              3,000       3,241
5.50% 2007                                                               5,545       6,045
Community Redev. Agcy., Central Business Dist. Redev. Project,           2,000       2,062
Tax Allocation Ref. Bonds, Series I, 5.00% 2001
Regional Airports Improvement Corp., Facs. Lease Ref. Rev.               2,000       2,165
Bonds, Issue of 1992, United Air Lines, Inc. (L.A. Intl. Airport),
 6.875% 2012 County of Los Angeles:
Capital Asset Leasing Corp. Cert. of Part. (Marina del Rey), Series A:
6.25% 2003                                                               5,500       5,797
6.50% 2008                                                               4,750       5,198
Metropolitan Transportation Auth., Proposition C Sales Tax Rev.          1,300       1,317
Bonds, Second Series 1993B, AMBAC Insured, 5.25% 2023
Transportation Commission, Sales Tax Rev. Bonds, Series 1989, 7.00%      2,000       2,066
The Metropolitan Water Dist. of Southern California, Waterworks          3,000       3,249
G.O. Ref. Bonds, 1993 Series A1, 5.50% 2010
Northern California Power Agcy., Geothermal Project Number 3
Special Rev. Bonds, 1993 Ref. Series A:
5.60% 2006 (Escrowed to Maturity)                                        1,495       1,652
5.60% 2006                                                               1,505       1,629
County of Orange:
Aliso Viejo Special Tax Bonds of Community Facs. Dist.
No. 88-1, Series A of 1992:
7.15% 2006 (Preref. 2002)                                                2,000       2,277
7.35% 2018 (Preref. 2002)                                               10,000      11,448
Limited Obligation Improvement Bonds, Irvine Coast Assessment
Dist. No. 88-1, 1998 Series A:
5.15% 2008                                                               1,000       1,007
5.30% 2010                                                               1,100       1,115
Pleasanton Joint Powers Fncg. Auth., Reassessment Rev.                     465         486
Bonds, 1993 Series A, 5.70% 2001
Riverside County Transportation Commission, Sales Tax                    3,600       3,923
Rev. Bonds (Limited Tax Bonds), 1991 Series A, 6.50% 2009 (Preref. 2001)
City of Roseville, North Roseville Community Facs. Dist. No. 1,          1,235       1,230
 Special Tax Bonds, Series 1998, 5.20% 2007
Sacramento Cogeneration Auth., Cogeneration Project Rev. Bonds:
Procter & Gamble Project, 1995 Series:
7.00% 2005                                                               1,500       1,727
6.20% 2006                                                               1,000       1,116
6.375% 2010                                                                500         569
6.375% 2010 (Preref. 2005)                                                 500         575
1995 Series, 6.00% 2003                                                  2,200       2,367
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community           500         526
Facs. Dist. No. 1, Improvement Area No. 2 Special Tax Ref. Bonds
(Elliott Ranch), 6.30% 2021
County of San Diego, Reassessment Dist. No. 97-1 (4-S Ranch),            1,000       1,034
Limited Obligation Improvement Bonds, 6.25% 2012
Redev. Agcy. of the City and County of San Francisco, Ref.               4,000       4,097
Lease Rev. Bonds, Series 1991 (George R. Moscone Convention Center),
 5.50% 2018
San Francisco Bay Area Rapid Transit Dist., Sales Tax Rev.               3,250       3,470
Ref. Bonds, Series 1990, AMBAC Insured, 6.75% 2009
San Marcos Public Facs. Auth., Ref. Rev. Bonds, Series 1998, 5.80% 2     1,000       1,002
Stanislaus Waste-To-Energy Fin. Agcy., Solid Waste Fac. Ref. Rev.        2,450       2,552
Certificates (Ogden Martin Systems of Stanislaus, Inc. Project),
Series 1990, 7.625% 2010
City of Stockton, Mello-Roos Rev. Bonds, Community Facs. Dist.             500         519
 No. 90-2B (Brookside Estates), Series 1997A. 5.40% 2004
City of West Sacramento, Limited Obligation Ref. Improvement
Bonds, Reassessment Dist. of 1998:
5.30% 2009                                                                 750         746
5.30% 2010                                                                 500         495
West Sacramento Fncg. Auth., Special Tax Rev. Bonds, Series F:
5.75% 2011                                                               1,540       1,541
6.10% 2029                                                               1,000         991
The Regents of the University of California, Various University          2,000       2,075
 of California Projects, 1993 Series A, 5.50% 2021

Colorado  -  4.29%
Housing and Fin. Auth.:
Multi-Family Housing Insured Mortgage Rev. Bonds:
1997 Series C-3, 5.65% 2015                                              2,300       2,404
1982 Series A, 9.00% 2025                                                1,780       1,800
Single-Family Housing Program Senior and Subordinate Bonds:
1997 Series:
A-3, 7.00% 2016                                                          1,750       1,965
C-3, 6.75% 2017                                                          1,000       1,117
B-3, 6.80% 2028                                                          1,000       1,126
1998 Series:
A-3, 6.50% 2016                                                          1,000       1,111
D-3, 6.125% 2023                                                         2,000       2,170
B-3, 6.55% 2025                                                          5,750       6,429
Student Obligation Bond Auth., Student Loan Rev. Bonds,                  1,065       1,117
1994 Series L, 6.00% 2001
Arapahoe County, Capital Improvement Trust Fund Highway
Rev. Bonds (E-470 Project):
6.90% 2015 (Preref. 2005)                                                5,750       6,866
6.95% 2020 (Preref. 2005)                                               20,500      24,536
City and County of Denver, Airport System Rev. Bonds, Series 1992A:
7.25% 2025                                                              14,210      16,224
7.25% 2025 (Preref. 2002)                                                5,590       6,382
Eaglebend Affordable Housing Corp., Multifamily Housing Project
Rev. Ref. Bonds:
Series 1997 A, 6.45% 2021                                                1,175       1,243
Series 1998A:
6.35% 2014                                                               1,065       1,080
6.63% 2039                                                               2,000       2,028
The Regents of the University of Colorado, Ref. Cert. of Part.           3,000       3,318
(Telecommunications and Cogeneration Projects), Series 1996, AMBAC
 Insured, 6.00% 2005
University of Colorado Hospital Auth., Hospital Ref. Rev. Bonds,         1,000       1,088
Series 1997A, AMBAC Insured, 5.50% 2007

Connecticut  -  1.18%
Dev. Auth., Pollution Control Rev. Ref. Bonds (The Connecticut           8,025       8,054
Light and Power Co. Project), Series 1993A, 5.85% 2028
Health and Educational Fac. Auth., Rev. Bonds, University                2,800       2,962
of Hartford Issue, Series D, 6.75% 2012
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds,                   720         761
Subseries B-1, 6.25% 2011
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds,
1996 Series A:(1)
6.25% 2002 (Escrowed to Maturity)                                        1,000       1,088
6.375% 2004 (Escrowed to Maturity)                                       1,985       2,240
6.50% 2005 (Escrowed to Maturity)                                        1,490       1,713
6.40% 2011                                                               2,530       2,801
6.40% 2011 (Preref. 2007)                                                2,470       2,901

Delaware  -  0.06%
Econ. Dev. Auth., First Mortgage Rev. Bonds (Peninsula                   1,000       1,077
United Methodist Homes, Inc. Issue), Series 1997A, 6.00% 2009

District of Columbia  -  1.33%
G.O. Bonds:
Series 1992 B, MBIA Insured, 6.30% 2010 (Preref. 2002)                   2,900       3,181
Series 1993 A, AMBAC Insured:
5.875% 2005                                                              2,780       3,043
5.875% 2005 (Escrowed to Maturity)                                         220         243
Series 1993 B-1, AMBAC Insured, 5.50% 2009                               3,000       3,243
Convention Center Auth. (Washington, D.C.), Senior Lien                  1,105       1,162
Dedicated Tax Rev. Bonds, Series 1998, AMBAC Insured, 5.00% 2006
Fixed Rate Rev. Bonds (National Academy of Sciences Project),
Series 1999A, AMBAC Insured:
5.00% 2009                                                               1,300       1,353
5.00% 2010                                                               1,810       1,874
Hospital Rev. Ref. Bonds:
Medlantic Healthcare Group, Inc. Issue:
Series 1992 B, 6.50% 2002                                                2,000       2,174
Series 1993 A, MBIA Insured, 5.25% 2012                                  2,000       2,112
Series 1996A, MBIA Insured, 6.00% 2009                                   3,355       3,830
Washington Hospital Center Issue, Series 1992A, 7.00% 2005 (Preref.      2,000       2,204
Redev. Land Agcy., Sports Arena Special Tax Rev. Bonds,                    930         967
Series 1996, 5.625% 2010
Florida  -  2.52%
Arbor Greene Community Dev. Dist. (City of Tampa, Hillsborough
County), Special Assessment Rev. Bonds:
Series 1998, 5.75% 2006                                                  1,695       1,706
Series 1996, 7.60% 2018                                                  1,000       1,084
Broward County, Resource Recovery Rev. Bonds, Series 1984:
North Project, 7.95% 2008                                                5,790       6,130
South Project, 7.95% 2008                                                9,985      10,571
Championsgate Community Dev. Dist., Capital Improvement                  1,515       1,502
 Rev. Bonds, Series 1998B, 5.70% 2005
The Crossings at Fleming Island Community Dev. Dist.                     1,085       1,197
(Clay County), Special Assessment Bonds, Series 1995, 8.25% 2016
Heritage Harbor Community Dev. Dist. Rev. Bonds, Series B, 6.00% 200     1,250       1,268
Heritage Palms Community Dev. Dist. (Fort Myers), Capital                2,135       2,121
Improvement Rev. Bonds, Series 1998, 5.40% 2003
Heritage Pines Community Dev. Dist. (Pasco County), Capital              3,000       2,977
Improvement Rev. Bonds, Series 1998B, 5.50% 2005
Meadow Pointe II, Community Dev. Dist. (Pasco County),
Capital Improvement Rev. Bonds:
Series 1998A, 5.25% 2003                                                 2,000       1,980
Series 1998B, 5.50% 2005                                                 1,670       1,653
Mid-Bay Bridge Auth., Rev. Ref. Bonds:
Series 1991B, 8.50% 2022 (Subject to Crossover Refunding)                4,000       4,581
Series 1993D, 6.10% 2022                                                   500         534
Northern Palm Beach County Improvement Dist., Water Control and
Improvement Bonds, Unit of Dev. No. 9A, Series 1996A:
6.80% 2006                                                               1,015       1,092
7.30% 2027                                                               1,500       1,647
City of Orlando, Special Assessment Rev. Bonds (Conroy Road
Interchange Project), Series 1998A:
5.50% 2010                                                               1,000         993
5.80% 2026                                                               2,000       1,982
River Ridge Community Dev. Dist. (Lee County), Capital                   2,000       2,005
Improvement Rev. Bonds, Series 1998, 5.75% 2008
Sarasota County Public Hospital Board, Fixed Rate Hospital               1,500       1,555
Rev. Ref. Bonds, Series 1998B (Sarasota Memorial Hospital
Project), MBIA Insured, 5.25% 2024
Tampa Health Systems Rev. Bonds, MBIA Insured, Series A-3, 5.00% 200     1,550       1,632

Georgia  -  1.91%
Municipal Electric Auth.:
General Power Rev. Bonds:
1992B Series, 6.50% 2012                                                 1,215       1,420
CTFS-1992B Series, 6.375% 2016                                           1,000       1,153
Mel Power, Project One Subordinated Bonds, AMBAC Insured, Series B:
6.00% 2007                                                               1,995       2,229
5.625% 2009                                                              1,000       1,091
City of Atlanta:
Airport Facs. Rev. Ref. Bonds, Series 1994A, AMBAC Insured,              1,000       1,169
6.50% 2009
Special Purpose Facs. Rev. Ref. Bonds (Delta Air Lines,                  4,500       4,700
Inc. Project), Series 1989A, 7.50% 2019
Housing Auth. of the County of DeKalb, Multifamily Housing
Rev. Ref. Bonds (The Park at Briarcliff Apartments Project):
Series 1998A, 4.55% 2028                                                 8,000       8,032
Series 1998B, 4.70% 2028                                                 2,000       2,013
Fulco Hospital Auth., Rev. Anticipation Certificates:
Georgia Baptist Health Care System Project:
Series 1992 A:
6.40% 2007 (Preref. 2002)                                                1,000       1,106
6.25% 2013 (Preref. 2002)                                                2,100       2,313
6.375% 2022 (Preref. 2002)                                               1,595       1,763
Series 1992 B, 6.375% 2022                                                 610         674
St. Joseph's Hospital of Atlanta, Inc., Series 1994, 4.80% 2001          2,305       2,381
Dev. Auth. of Fulton County, Special Facs. Rev. Bonds (Delta             3,115       3,373
Air Lines, Inc. Project), Series 1992, 6.95% 2012
Hospital Auth. of Savannah, Rev. Bonds, St. Joseph's/Candler             2,895       3,076
Health System, Inc. Issue, Series 1998B, FSA Insured, 5.25% 2011
Hawaii  -  0.93%
G.O. Bonds:
1997, Series CN, FGIC Insured, 5.25% 2013                               10,000      10,456
1998, Series CR, MBIA Insured, 5.00% 2008                                5,000       5,271
City and County of Honolulu, G.O. Bonds, Ref. and
Improvement Series, 1993B:
5.00% 2013                                                               1,370       1,421
5.00% 2013 (Escrowed to Maturity)                                          630         654

Illinois  -  8.11%
Build Illinois Bonds (Sales Tax Rev. Bonds), Series O,                   1,000       1,070
6.00% 2002
Civic Center Bonds (Special State Obligation Bonds), Series              6,500       7,537
1991, AMBAC Insured, 6.25% 2020
Educational Facs. Auth., Rev. Bonds, Wesleyan University,                1,490       1,558
Series 1993, 5.625% 2018 Health Facs. Auth.:
Rev. Bonds:
Advocate Health Care Network:
Series 1998A:
5.00% 2007                                                               1,620       1,688
5.00% 2008                                                               1,870       1,941
4.50% 2009                                                               1,930       1,904
4.625% 2010                                                              3,000       2,964
Series 1998B, 4.875% 2013                                                2,460       2,420
Alexian Brothers Health System, Series 1999,  FSA Insured:
5.25% 2010                                                               3,500       3,703
5.00% 2025                                                               2,000       1,934
Centegra Health System, Series 1998 :
5.50% 2008                                                               1,640       1,736
5.50% 2009                                                               2,290       2,414
5.50% 2010                                                               2,440       2,563
5.20% 2012                                                               2,200       2,218
5.25% 2013                                                               2,430       2,448
5.25% 2018                                                               2,500       2,445
Edward Hospital Association Project, Series 1992, 7.00% 2022             1,000       1,110
Northwestern Memorial Hospital, Series 1994A,  6.00% 2024                2,000       2,153
 OSF Healthcare System, Series 1993,  5.75% 2007                         6,760       7,148
Rev. Ref. Bonds:
Advocate Health Care Network, Series 1997A:
5.50% 2008                                                               2,110       2,270
5.80% 2016                                                              10,000      10,717
Edward Hospital Project, Series 1993A:
5.75% 2009                                                               1,100       1,169
6.00% 2019                                                               1,435       1,507
Fairview Obligated General Project, 1995 Series A:
6.25% 2001                                                               1,105       1,145
6.50% 2006                                                                 770         830
7.40% 2023                                                               1,500       1,658
Rev. and Rev. Ref. Bonds:
Evangelical Hospitals Corp., Series C, 6.25% 2022                        4,000       4,616
(Escrowed to Maturity)
Lutheran General Health, Series C, 6.00% 2018                            2,705       2,992
Housing Dev. Auth., Multi-Family Housing Bonds,                          1,490       1,618
1992 Series A, 7.00% 2010
Metropolitan Pier and Exposition Auth., McCormick Place                  3,910       4,401
Expansion Project Bonds, Series 1992A, 6.50% 2027 (Preref. 2003)
City of Berwyn, Rev. Bonds, Series 1995 (MacNeal Memorial                3,000       3,378
Hospital Association Project), AMBAC Insured, 6.00% 2009
City of Chicago:
County of Cook, G.O. Capital Improvement Bonds, Series 1996,
FGIC Insured:
6.00% 2006                                                               3,920       4,404
6.50% 2011                                                               4,000       4,779
Chicago O'Hare International Airport:
Special Fac. Rev. Bonds (United Air Lines, Inc. Project),                1,160       1,205
Series 1984C, 8.20% 2018
Special Fac. Rev. Ref. Bonds, Series 1994 (American                      2,750       3,235
Airlines, Inc. Project), 8.20% 2024
Metropolitan Water Reclamation Dist. of Greater Chicago, Series B:
Capital Improvement Bonds, 5.25% 2004                                    5,000       5,357
Ref. Bonds, 5.30% 2005                                                   5,325       5,746
Sales Tax Rev. Bonds, Series 1997, FGIC Insured, 5.375% 2027             5,000       5,115
School Reform Board of Trustees of the Board of Education
of the City of Chicago, Unlimited Tax G.O. Bonds:
Series 1997A, AMBAC Insured, 5.30% 2011                                  2,745       1,498
(Dedicated Tax Rev.), Series 1997, 6.75% 2012                            1,000       1,219
Skyway Toll Bridge Ref. Rev. Bonds, Series 1994:
6.50% 2010 (Preref. 2004)                                               13,250      15,012
6.75% 2014 (Preref. 2004)                                                6,500       7,435
Water Rev. Bonds, Ref. Series 1993, FGIC Insured, 6.50% 2011             4,345       5,189
Regional Transportation Auth., Cook, Du Page, Kane, Lake,
McHenry and Will Counties, G.O. Bonds:
Series 1994D, FGIC Insured, 7.75% 2019                                   4,500       6,096
Series 1990A, AMBAC Insured, 7.20% 2020                                  1,000       1,284

Indiana  -  5.23%
Educational Facs. Auth., Educational Facs. Rev. Bonds                    1,000       1,048
(University of Evansville Project), Series 1996, 5.25% 2005
Health Facs. Fncg. Auth., Hospital Rev. Bonds:
Charity Obligation Group, Series 1997D, 5.00% 2026 (2007 Put)           24,900      25,812
Clarian Health Partners, Inc., Series 1996A, 5.50% 2016                 16,250      16,785
Holy Cross Health System Corp., Series 1998, MBIA Insured:
5.375% 2009                                                              5,340       5,741
5.375% 2010                                                              7,095       7,583
Housing Fin. Auth., Single Family Mortgage Ref. Rev. Bonds, 1992         1,275       1,350
Series A, 6.75% 2010 State Dev. Fin. Auth.:
Pollution Control Rev. Bonds (Inland Steel Co. Project                   2,500       2,552
No. 12), 6.85% 2012
Rev. Ref. Bonds, Exempt Fac.-Inland Steel, 5.75% 2011                    4,000       3,774
State Office Building Commission, Correctional Facs. Program             8,490       9,945
 Rev. Bonds, Series 1995B, AMBAC Insured, 6.25% 2012
Transportation Fin. Auth., Airport Facs. Lease Rev. Bonds, Series A:
6.50% 2007                                                               1,160       1,274
6.50% 2007 (Preref. 2002)                                                3,755       4,189
6.75% 2011 (Preref. 2002)                                                2,400       2,698
City of East Chicago, Pollution Control Rev. Ref. Bonds,                 3,000       3,114
Inland Steel Co. Project No. 11, Series 1994, 7.125% 2007
Hospital Auth. of the City of Fort Wayne, Rev. Bonds
(Parkview Memorial Hospital Inc. Project), Series 1992:
6.375% 2013                                                              6,000       6,656
6.40% 2022                                                               2,000       2,220
Hospital Auth. of St. Joseph County Health System Bonds,
(Memorial Health System), Series 1998A:
5.50% 2006                                                               2,055       2,221
5.50% 2007                                                               1,650       1,786
5.50% 2008                                                               1,010       1,097

Iowa  -  0.88%
Fin. Auth.:
Healthcare Rev. Bonds, Series 1997 (Genesis Medical Center),             2,920       3,062
 MBIA Insured, 5.00% 2006
Hospital Facs. Rev. Bonds, Series 1998 A (Iowa Health System),           6,395       6,805
MBIA Insured, 5.25% 2007
Single Family Mortgage Bonds, 1997 Series F, 5.55% 2016                  2,000       2,080
Polk County, Rev. Bonds, Catholic Health Initiatives:
Series 1997A, 5.50% 2007                                                 1,520       1,655
Series A, 5.125% 2012                                                    3,170       3,254

Kentucky  -  1.38%
City of Ashland, Pollution Control Ref. Rev. Bonds, Series               5,000       5,429
 1992 (Ashland Oil, Inc. Project), 6.65% 2009
Cities of Carrollton and Henderson, Public Energy Auth. of               7,475       7,843
Kentucky Trust, Gas Rev. Bonds, Series 1998A, FSA Insured, 5.00% 2007
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement
Rev. Bonds, Series 1997 (Appalachian Regional Healthcare, Inc. Project):
5.20% 2004                                                               1,540       1,573
5.60% 2008                                                                 630         653
5.60% 2009                                                               3,305       3,416
5.70% 2010                                                                 490         510
5.75% 2011                                                               2,190       2,270
5.85% 2017                                                               2,000       2,062
Kenton County Airport Board, Special Facs. Rev. Bonds (Delta Air Lines,
Inc. Project): Series 1985, 7.80% 2015                                   1,000       1,046
1992 Series B, 7.25% 2022                                                1,350       1,458

Louisiana  -  5.82%
Environmental Improvement Rev. Bonds, Parish of St. John the Baptist     1,500       1,485
(USX Corp. Project), Ref. Series of 1998, 5.35% 2013
Health Education Auth. (Lambeth House Project):
Rev, Bonds, Series 1996, 9.00% 2026 (Preref. 2006)                       9,000      11,945
Rev. Ref, Bonds, Series 1998A:
5.50% 2010                                                               5,505       5,326
6.15% 2018                                                               2,000       1,994
6.20% 2028                                                               5,500       5,407
Jefferson Parish Hospital Service:
Dist. No. 1, Parish of Jefferson (West Jefferson Medical Center),
FSA Insured:
Hospital Rev. Bonds, Series 1998A:
5.25% 2011                                                               2,070       2,171
5.25% 2012                                                               1,930       2,007
Variable Rate Rev. Bonds, Series 1998B, 5.25% 2010                       1,965       2,081
Dist. No. 2, Parish of Jefferson, Hospital Rev. Bonds, Series 1998,
FSA Insured:
5.00% 2007                                                               1,410       1,475
5.25% 2011                                                               3,520       3,721
Public Facs. Auth., Hospital Rev. and Ref. Bonds (Franciscan
Missionaries of Our Lady Health System Project), Series 1998A,
FSA Insured:
5.50% 2008                                                               6,935       7,517
5.50% 2011                                                               5,000       5,393
5.75% 2014                                                               3,495       3,838
5.75% 2015                                                               3,825       4,185
Lake Charles Harbor and Terminal Dist., Port Facs. Rev. Ref.            33,500      37,880
Bonds (Trunkline LNG Co. Project), Series 1992, 7.75% 2022
City of New Orleans, Ref. Cert. of Indebtedness, Series 1998B,           9,500       9,993
 FSA Insured, 5.10% 2010
Offshore Terminal Auth., Deepwater Port Ref. Rev. Bonds
(LOOP INC. Project), First Stage, Series E:
7.45% 2004                                                               1,000       1,069
7.60% 2010                                                                 415         444
7.60% 2010 (Preref. 2000)                                                  585         633
Parish of St. Charles, Adjustable/Fixed-Rate Pollution Control           2,490       2,585
Rev. Bonds (Louisiana Power & Light Co. Project), Series 1984, 8.25% 2014

Maine  -  0.10%
Housing Auth., Mortgage Purchase Bonds, 1994 Series C-1, 5.90% 2015      1,775       1,851

Maryland  -  1.47%
Community Dev. Administration, Dept. of Housing and Community Dev.,
Single Family Program Bonds:
1997 First Series, 5.25% 2005                                            5,815       6,054
1990 First Series, 7.60% 2017                                            5,920       6,128
Health and Higher Educational Facs. Auth.:
First Mortgage Rev. Bonds, PUMH of Maryland, Inc. Issue
(Heron Point of Chestertown): Series 1998A:
5.60% 2013                                                               1,000         999
5.75% 2019                                                               2,400       2,359
Series 1998B, 5.75% 2026                                                 4,000       3,868
Project and Ref. Rev. Bonds, Peninsula Regional Medical                  1,000       1,017
Center Issue, Series 1993, 5.25% 2012
Rev. Bonds, Howard County General Hospital Issue, Series 1993:
5.50% 2013                                                               2,300       2,442
5.50% 2021                                                               1,225       1,290
Calvert County, Econ. Dev. Rev. Bonds (Ashbury-Solomons                  2,500       3,123
Island Fac.), Series 1995, 8.625% 2024 (Preref. 2005)
Prince George's County, Hospital Rev. Bonds, Dimensions                    750         848
Health Corp. Issue, Series 1992, 7.25% 2017 (Preref. 2002)

Massachusetts  -  1.85%
Massachussetts Bay Transportation Auth., General                         5,000       5,935
Transportation System Bonds, 1994 Series A Ref. Bonds, 7.00% 2007
Health and Educational Facs. Auth. Rev. Bonds:
Brigham and Women's Hospital Issue, Series D, 6.75% 2024                 7,000       7,644
(Preref. 2001)
Caregroup Issue, MBIA Insured, Series A, 5.50% 2007                      2,675       2,911
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 39,           730         740
 6.50% 2014 Water Resources Auth.:
General Rev. Bonds, 1990 Series A, 7.50% 2009 (Preref. 2000)             9,500      10,127
General Rev. Ref. Bonds, 1993 Series B, 5.25% 2009                       2,500       2,613
Boston City Hospital (FHA Insured Mortgage), 7.625% 2021 (Preref. 20       980       1,059
The New England Education Loan Marketing Corp.:
Student Loan Rev. Ref. Bonds, 1992 Senior Issue A, 6.50% 2002            1,000       1,081
Student Loan Ref. Bonds, 1993 Series G, 5.20% 2002                       3,000       3,135

Michigan  -  8.24%
Hospital Fin. Auth.:
Hospital Rev. Bonds:
The Detroit Medical Center Obligated Group, Series 1998A:
5.00% 2012                                                               1,370       1,288
5.00% 2013                                                               1,000         932
5.00% 2014                                                               1,525       1,410
5.25% 2023                                                               1,955       1,801
Hospital Rev. and Ref. Bonds:
Daughters of Charity, National Health System, 5.50% 2005                 1,565       1,651
The Detroit Medical Center Obligated Group:
Series 1993A:
6.375% 2009                                                              2,000       2,081
6.25% 2013                                                               4,250       4,373
6.50% 2018                                                               7,000       7,276
Series 1993B, AMBAC Insured, 5.00% 2006                                  1,365       1,421
Genesys Health System Obligated Group, Series 1995A:
7.10% 2002                                                               1,770       1,939
7.10% 2002 (Escrowed to Maturity)                                          285         316
7.20% 2003 (Escrowed to Maturity)                                        1,000       1,144
8.00% 2005 (Escrowed to Maturity)                                        8,880      10,936
8.10% 2013 (Preref. 2005)                                                5,000       6,263
8.125% 2021 (Preref. 2005)                                               4,500       5,643
7.50% 2027 (Preref. 2005)                                                4,520       5,436
Genesys Regional Medical Center Obligated Group, Series 1998A, 5.30%     5,340       5,397
Hackley Hospital Obligated Group, Series 1998A:
4.85% 2006                                                               1,105       1,129
5.00% 2008                                                               1,215       1,242
5.30% 2013                                                               2,325       2,359
McLaren Obligated Group, Series 1993A, 5.375% 2013                       2,985       3,043
Mercy Health Services, Series 1997T, 6.25% 2011                          3,255       3,681
Pontiac Osteopathic, Series 1994 A:
6.00% 2014                                                               3,500       3,585
6.00% 2024                                                               3,775       3,867
Sinai Hospital of Greater Detroit, Series 1995:
6.00% 2008                                                               2,000       2,063
6.625% 2016                                                              5,750       6,090
6.70% 2026                                                               2,680       2,852
Housing Dev. Auth., Rental Housing Rev. Bonds:
1992 Series A:
AMBAC Insured, 6.40% 2005                                                2,350       2,522
6.60% 2012                                                              16,285      17,539
1994 Series A, 6.20% 2003                                                1,600       1,701
City of Detroit:
G.O. Ref. Bonds (Unlimited Tax), Series 1995-B, 6.75% 2003               2,000       2,193
G.O. Rev. Bonds (Unlimited Tax), Series 1995-B:
7.00% 2004                                                               2,500       2,808
6.25% 2005                                                               2,625       2,894
6.25% 2008                                                               1,730       1,909
6.25% 2009                                                               1,195       1,319
6.25% 2010                                                               1,250       1,379
Downtown Dev. Auth., Tax Increment Bonds (Dev. Area No.1 Projects),
Series 1996C:
6.20% 2017                                                               9,310      10,674
6.25% 2025                                                               4,265       4,903
School Dist. of Wayne County, School Building and Site Improvement       5,455       5,657
Ref. Bonds, Series 1998C, FGIC Insured, 5.25% 2025
Econ. Dev. Corp. of Dickinson County, Solid Waste Disposal Ref. Rev.     2,000       2,109
Bonds (Champion International Corp. Project), Series 1989, 6.55% 2007
City of Royal Oak, Hospital Fncg. Auth., Hospital Rev. Ref. Bonds        3,000       3,012
(William Beaumont Hospital), Series 1993 G, 5.25% 2019
Charter County of Wayne, Special Airport Facs. Rev. Ref. Bonds           6,955       7,575
(Northwest Airlines, Inc.), Series 1995, 6.75% 2015

Minnesota  -  0.26%
Housing Fin. Agcy.:
Housing Dev. Bonds, 1991 Series A, 6.85% 2007                            2,535       2,695
Single Family Mortgage Bonds, 1994 Series E, 5.60% 2013                  2,205       2,288

Nevada  -  0.25%
G.O. (Limited Tax) Bonds, Series A-2, 6.00% 2011                         2,135       2,443
Housing Division, Single Family Mortgage Rev. Bonds, Series 199A-1,        800         800
 4.75% 2012
City of Henderson, Local Improvement Dist. No. T-10 (Seven Hills)        1,480       1,533
Limited Obligation Improvement Bonds, 7.50% 2015

New Jersey  -  1.93%
Econ. Dev. Auth.:
Econ. Dev. Bonds, Kapkowski Road Landfill Reclamation Improvement       12,405      12,787
Dist. Project (City of Elizabeth), Series 1998A, 6.375 2031
First Mortgage Rev. Fixed-Rate Bonds:
Fellowship Village Project:
Series 1998A, 4.95% 2005                                                 1,230       1,234
Series 1995A, 9.25% 2025 (Preref. 2005)                                  7,000       8,999
Winchester Gardens at Ward Homestead Project, Series 1996A:
8.50% 2016                                                               4,000       4,502
8.625% 2025                                                              3,500       3,939
Housing and Mortgage Fin. Agcy., Section 8 Bonds, 1991 Series A:
6.80% 2005                                                               2,570       2,736
6.85% 2006                                                               2,500       2,665

New Mexico  -  0.10%
Mortgage Fin. Auth., Single Family Mortgage Purchase Ref. Senior         1,765       1,842
 Bonds, 1992 Series A-1, 6.85% 2010

New York  -  10.96%
Dormitory Auth.:
Center for Nursing/Rehabilitation, Inc. Rev. Bonds, 5.45% 2017           2,100       2,168
City University System Consolidated Third General Resolution Rev.        2,000       2,168
Bonds, 1998 Series 2, AMBAC Insured, 5.50% 2008
Court Facs., Lease Rev. Bonds, Series 1993A, 5.50% 2010                  4,000       4,205
Edgar Health Care Center (Nursing Home) Rev. Bonds, FHA Insured,         1,375       1,363
4.90% 2013 Mental Health Services Facs. Improvement Rev. Bonds:
Series 1997A, 6.00% 2007                                                 1,750       1,959
Series 1997B:
6.00% 2007                                                               2,500       2,798
5.60% 2008                                                               1,300       1,422
Series 1998B:
5.375% 2007                                                              1,275       1,366
5.375% 2008                                                              1,345       1,444
5.375% 2009                                                              1,270       1,363
5.00% 2010                                                               1,530       1,588
5.00% 2010                                                               1,495       1,552
Series 1998C:
5.375% 2008                                                              1,250       1,346
5.0% 2009                                                                1,850       1,934
5.00% 2010                                                               1,760       1,827
The New York and Presbyterian Hospital FHA-Insured Mortgage Hospital
 Rev. Bonds, Series 1998, AMBAC Insured:
5.50% 2006                                                               5,500       5,938
5.50% 2008                                                              10,000      10,910
Secured Hospital:
Rev. Bonds (Interfaith Medical Center), Series 1998D, 5.25% 2007         2,000       2,117
Rev. Ref. Bonds:
Brookdale Hospital, Series 1998J, 5.125% 2009                            4,300       4,505
Wyckoff Heights Medical Center, Series 1998H, 5.125% 2008                2,315       2,430
Sisters of Charity Health Care System Corp., FHA-Insured Mortgage        2,110       2,114
Hospital Rev. Bonds, Series 1999, MBIA Insured, 4.80% 2019
State University Educational Facs.:
Rev. Bonds, Series 1997, 6.00% 2007                                      3,000       3,364
Rev. Ref. Bonds:
Series 1990A, 7.50% 2013                                                 3,500       4,472
Series 1990B:
7.50% 2011                                                               1,720       2,114
7.00% 2016                                                               1,000       1,059
Staten Island University Hospital, Insured Rev. Bonds, Series 1998,      7,000       7,628
AMBAC Insured, 5.50% 2009
Environmental Fac. Corp., State Water Pollution Control Revolving
Fund Rev. Bonds (New York City Municipal Water Fin. Auth. Project):
Series 1990 A, 7.50% 2012                                                  500         536
Series 1991 E, 6.875% 2010 (Preref. 2001)                                1,270       1,391
Series 1991 E, 6.875% 2010                                                 230         251
Housing Fin. Agcy.:
Health Facs. Rev. Bonds (New York City), 1996 Series A Ref, 6.375% 2     4,500       4,946
Service Contract Obligation:
Rev. Bonds, 1996 Series A, 5.80% 2008                                    1,000       1,100
Rev. Ref. Bonds, Series 1997C, 5.20% 2010                                1,750       1,836
Local Government Assistance Corp.:
Series 1991 A, 7.00% 2016 (Preref. 2001)                                 7,000       7,638
Series 1991 B, 7.50% 2020 (Preref. 2001)                                 6,925       7,624
Series 1991 C, 0% 2005                                                   5,000       3,883
Series 1991 D:
7.00% 2011 (Preref. 2002)                                                2,000       2,234
7.00% 2018 (Preref. 2002)                                                8,650       9,660
6.75% 2021 (Preref. 2002)                                                1,350       1,498
Series 1992 C, 5.50% 2022                                                1,000       1,035
State Medical Care Facs. Fin. Agcy.:
Hospital Insured Mortgage Rev. Bonds, 1994 Series A Ref.:
5.10% 2010                                                               3,240       3,344
5.25% 2014                                                               5,000       5,181
Mental Health Services Facs. Improvement Rev. Bonds:
1993 Series D, 5.25% 2023                                                1,000       1,003
1997 Series B, 5.30% 2004                                                2,220       2,354
St. Luke's-Roosevelt Hospital Center, FHA-Insured Mortgage Rev.         12,950      13,550
Bonds, 1993 Series A, 5.60% 2013
Metropolitan Transit Auth., Transit Facs Service Contract Bonds,         4,000       4,185
Series O, 5.375% 2002
Urban Dev. Corp., Correctional Capital Facs. Rev. Bonds:
Series 1993 A, Ref. Series, 5.30% 2005                                   2,800       2,965
Series 7, 5.25% 2009                                                     1,375       1,460
Battery Park City Auth., Rev. Ref. Bonds, Series 1993 A, 5.00% 2013      5,000       5,038
Castle Rest Residential Health Care Fac., FHA Insured Mortgage Rev.      1,700       1,781
 Bonds, Series 1997A, 5.60% 2017
Town of Hempstead Industrial Dev. Agcy., Resource Recovery Rev. Bond     6,000       6,295
 (American REF-FUEL Co. of Hempstead Project), Series 1997, MBIA
Insured, 5.00% 2009 City of New York, G.O. Bonds:
Fiscal 1991 Series B, 8.25% 2006                                         1,500       1,875
Fiscal 1992 Series C, 6.50% 2004 (Preref. 2002)                            470         519
Fiscal 1992 Series H:
6.875% 2002 (Escrowed to Maturity)                                       1,670       1,821
6.875% 2002                                                                230         249
Fiscal 1993 Series A, 6.25% 2003                                         1,000       1,087
Fiscal 1995 Series F:
6.60% 2010                                                                 195         220
6.60% 2010 (Preref. 2005)                                                1,805       2,069
6.625% 2025 (Preref. 2005)                                               1,500       1,724
Fiscal 1996 Series E, 6.50% 2006                                         3,000       3,416
Fiscal 1996 Series I, 6.50% 2006                                        10,000      11,401
Municipal Water Fin. Auth., Water and Sewer System Rev. Bonds:
Fiscal 1991 Series C, 7.75% 2020 (Preref. 2001)                          5,000       5,549
Fiscal 1994 Series B, 5.50% 2019                                         2,000       2,057
Power Auth., Rev. Bonds, Series 1998 A, 5.00% 2009                       5,775       6,093
Transit Auth., Transit Facs. Rev. Bonds (Livingston Plaza Project),      4,000       4,225
Series 1990, FSA Insured, 7.50% 2020 (Preref. 2000)
Triborough Bridge and Tunnel Auth., General Purpose and Rev. Bonds,      1,000       1,145
Series Y, 6.00% 2012

North Carolina  -  1.57%
Eastern Municipal Power Agcy., Power System Rev. Bonds:
Ref. Series 1993B:
7.25% 2007                                                               5,425       6,299
7.00% 2008                                                              10,720      12,361
6.00% 2026                                                               1,700       1,850
Series 1993 B, 6.00% 2006                                                3,120       3,370
Series 1993 D, 5.875% 2013                                               1,250       1,298
Series 1993 C, 5.00% 2021                                                2,300       2,151
Medical Care Commission, Health Care Rev. Ref. Bonds (Novant             2,540       2,677
Health Project), Series 1998A, MBIA Insured, 5.10% 2010

Ohio  -  0.21%
County of Franklin, Hospital Facs. Rev. Ref. and Improvement             1,750       1,889
Bonds (Doctors Hospital Project), 5.60% 2006
County of Knox, Hospital Facs. Ref. Rev. Bonds, Series 1998              2,175       2,187
(Knox Community Hospital), Asset Guaranty Insured, 4.60% 2007

Oklahoma  -  0.59%
Health System Rev. Bonds, Baptist Medicine Center of Oklahoma,           2,500       2,831
 Series 1995 C, AMBAC Insured, 6.375% 2009
Industrial Auth., Health System Rev. Ref. Bonds (Obligated Group
consisting of INTEGRIS Baptist Medical Center, Inc., INTEGRIS South
 Oklahoma City Hospital Corp.
and INTEGRIS Rural Health, Inc.)  AMBAC Insured, Series 1995D, 6.00%     2,500       2,820
Industries Auth., Health Facs. Rev. Ref. Bonds (Sisters of Mercy         2,505       2,523
Health System, St. Louis, Inc.), Series 1993A, 5.00% 2013
Tulsa Industrial Auth., Hospital Rev. and Ref. Bonds, St. John           3,000       3,095
 Medical Center Project, Series 1996, 5.375% 2017

Oregon  -  0.19%
Hospital Facs. Auth. of the City of Medford, Rev. Bonds (Asante          3,425       3,633
Health System), Series 1998-A, MBIA Insured, 5.25% 2010

Pennsylvania  -  6.86%
Convention Center Auth., Ref. Rev. Bonds, 1994 Series A, 6.25% 2004     10,000      10,693
Higher Educational Facs. Auth.:
Rev. Bonds (Thomas Jefferson University), 1992 Series A:
6.625% 2009                                                                375         414
6.625% 2009                                                                875         973
UPMC Health System Rev. Bonds, Series 1999A, FSA Insured, 5.00% 2009     2,000       2,080
Housing Fin. Agcy., Rev. Bonds, Rental Housing Ref. Bonds:
Issue 1993, 5.80% 2018                                                   4,000       4,236
Issue 1992, 6.50% 2023                                                   7,850       8,394
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series            1,000       1,067
1992-33, 6.85% 2009
Industrial Dev. Auth., Econ. Dev. Rev. Bonds, Series 1994,               1,750       2,079
AMBAC Insured, 7.00% 2007
Allegheny County, Hospital Dev. Auth. Rev. Bonds, Catholic
Health Systems:
Series 1998A, 5.50% 2008                                                 2,445       2,661
Series A, AMBAC Insured:
5.00% 2010                                                               2,705       2,811
5.25% 2011                                                               2,840       3,002
Blair County Hospital Auth., Hospital Rev. Bonds (Altoona Hospital       3,415       3,635
Project), 1998 Series A, AMBAC Insured, 5.25% 2009
Delaware County, Auth. Rev. Bonds, Catholic Health Systems,
Series A, AMBAC Insured:
5.00% 2010                                                               2,465       2,561
5.25% 2011                                                               4,115       4,349
Hospitals and Higher Education Facs. Auth. of Philadelphia:
Frankford Hospital, Series A:
6.00% 2014                                                               3,705       3,872
6.00% 2023                                                               4,000       4,142
Hospital Rev. Bonds (The Children's Hospital of Philadelphia Project):
Series A of 1992:
6.50% 2009 (Preref. 2002)                                                4,500       4,939
6.50% 2021 (Preref. 2002                                                 3,000       3,292
Series A of 1993, 5.375% 2014                                            1,505       1,525
Jefferson Health Systems, Series 1997 A:
5.50% 2006                                                               1,500       1,620
5.50% 2007                                                               1,400       1,515
5.50% 2008                                                               2,000       2,164
5.00% 2009                                                               1,000       1,040
5.00% 2010                                                               1,000       1,034
Temple University Hospital, Series of 1997, 5.70% 2009                   1,000       1,071
Hospital Auth. of Philadelphia, Hospital Rev. Bonds (Temple
University Hospital):
Series of 1993 A, 6.50% 2008                                            15,500      16,993
Series of 1983, 6.625% 2023                                             15,385      16,419
Philadelphia Auth. for Industrial Dev., Rev. Bonds (Cathedral Villag     2,815       2,895
Project), Series of 1998, 5.50% 2010
City of Pottsville Hospital Auth., Hospital Rev. Bonds (The              8,500       9,953
Pottsville Hospital and Warne Clinic), Series of 1994, 7.25% 2024
 (Preref. 2004)
Scranton-Lackawanna Health and Welfare Auth., City of Scranton,
Lackawanna County, Hospital Rev. Bonds (Moses Taylor Hospital Project),
 Series 1997:
6.05% 2010                                                               1,000       1,049
6.15% 2012                                                               2,245       2,339
6.15% 2014                                                               3,000       3,100
6.20% 2017                                                               3,000       3,102

Rhode Island  -  0.80%
Convention Center Auth., Ref. Rev. Bonds, MBIA Insured, 1993             1,590       1,679
Series B, 5.00% 2008
Depositors Econ. Protection Corp., Special Obligation Bonds:
1992 Series A, FSA Insured, 6.625% 2019 (Preref. 2002)                   1,000       1,114
1993 Series A:
5.75% 2021 (Escrowed to Maturity)                                        1,210       1,327
5.75% 2021                                                               2,715       2,977
MBIA Insured, 5.75% 2012                                                 4,850       5,464
Housing and Mortgage Fin. Corp., Homeownership Opportunity               2,500       2,634
Bonds, Series 3-A, 7.80% 2010

South Carolina  -  1.26%
Florence County, Hospital Rev. Bonds McLeod Regional Medical
Center Project, MBIA Insured, Series 1998A:
5.25% 2009                                                               2,645       2,827
5.25% 2010                                                               2,785       2,969
Lexington County Health Services Dist. Inc., Hospital Rev.
Ref. and Improvement Bonds, FSA Insured, Series 1997:
5.50% 2007                                                               2,000       2,164
5.00% 2009                                                               1,000       1,041
5.125% 2021                                                              2,000       1,987
Piedmont Municipal Power Agcy., Electric Rev. Bonds, 1999A              13,420      13,130
Ref. Series, 5.25% 2015

South Dakota  -  0.83%
Health and Educational Facs. Auth., Rev. Ref. Bonds, Series
1999 (Rapid City Regional Hospital Issue), MBIA Insured:
5.00% 2007                                                               4,095       4,296
5.00% 2009                                                               4,010       4,181
5.00% 2010                                                               4,175       4,320
Housing Dev. Auth., Homeownership Mortgage Bonds, 1995 Series A,         3,000       3,143
5.80% 2014

Tennessee  -  1.79%
Memphis-Shelby County Airport Auth., Special Facs. (Federal Express Corp.):
Rev. Bonds, Series 1984, 7.875% 2009                                     2,755       3,048
Rev. Bonds, Ref. Series 1992, 6.75% 2012                                20,850      22,780
Health and Educational Facs. Board of the Metropolitan Government        6,600       8,358
 of Nashville and Davidson County (Blakeford Project), 9.25% 2024
(Preref. 2004)
Texas  -  3.61%
National Research Laboratory Commission, G.O. Bonds, Series 1990        12,000      12,743
 (Superconducting Super Collider Project), 7.125% 2020 (Preref. 2000)
Bell County Health Facs. Dev. Corp.:
Hospital Rev. Ref. and Improvement Bonds (Cook Children's Medical
 Center Project), Series 1998, FSA Insured:
5.25% 2008                                                               1,965       2,100
5.25% 2009                                                               2,070       2,208
5.25% 2010                                                               2,180       2,319
Retirement Fac. Rev. Bonds (Buckner Retirement Services, Inc.
Obligated Group Project), Series 1998:
5.25% 2009                                                               1,620       1,680
5.00% 2010                                                               1,705       1,720
5.25% 2028                                                               3,400       3,283
Industrial Dev. Corp.of Port of Corpus Christi, Rev. Ref. Bonds          7,000       6,892
(Valero Refining and Marketing Co. Project), 5.40% 2018
Dallas/Forth Worth International Airport Fac. Improvement Corp.,         9,790      10,312
American Airlines, Inc., Rev. Bonds, Series 1995, 6.00% 2014
Harris County Health Facs. Dev. Corp.:
SCH Health Care System Rev. Bonds (Sisters of Charity of the
Incarnate Word, Houston):
Series 1991A, 7.10% 2021 (Preref. 2001)                                  3,000       3,298
Series 1997B, 6.25% 2027                                                 1,500       1,753
Hospital Rev. Bonds (Memorial Hermann Hospital System Project),          1,890       2,018
Series 1998, FSA Insured, 5.25% 2008
Hidalgo County Health Services Corp., Hospital Rev. Bonds,
(Mission Hospital, Inc. Project), Series 1996:
7.00% 2008                                                               1,000       1,108
6.75% 2016                                                               1,740       1,895
Northeast Medical Clinic, Hospital Auth., County of Humble,              1,000       1,163
Rev. Bonds, FSA Insured, 6.25% 2012
Northside Independent School Dist. (Bexar, Medina and Bandera            3,500       3,694
Counties), Unlimited Tax School Building Bonds, Series 1991,
6.375% 2008 (Preref. 2001)
Tarrant County, Health Facs. Dev. Corp., Health Resources                4,000       4,314
Systems Rev. Bonds, Series 1997A, MBIA Insured, 5.50% 2007
Tomball Hospital Auth., Rev. Ref. Bonds, Series 1993, 6.125% 2023        6,250       6,507

Utah  -  0.55%
Housing Fin. Agcy., Single Family Mortgage Bonds, 1995 Issue E             630         641
(Federally Insured or Guaranteed Mortgage Loans), 5.50% 2024
Intermountain Power Agcy., 1997 Series A, AMBAC Insured, 6.50% 2011      1,435       1,707
Salt Lake City, Hospital Rev. Bonds, Series 1992 (IHC Hospitals,         8,100       8,229
Inc.), 5.50% 2021

Vermont  -  0.14%
Educational and Health Buildings Fncg. Agcy, Hospital Rev. Bonds         2,250       2,425
(Medical Center Hospital of Vermont Project), Series 1993, FGIC
Insured, 5.75% 2007
Housing Fin. Agcy., Single Family Housing Bonds, 1992 Series               290         290
4, 5.75% 2012

Virginia  -  1.22%
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series D:
Subseries D-3:
6.00% 2012                                                               1,430       1,525
6.00% 2012                                                               1,470       1,567
Subseries D-4, 6.05% 2010                                                1,290       1,366
Big Stone Gap Redev. and Housing Auth. Correctional Fac.                 2,000       2,106
Lease, Wallens Ridge Dev. Project, 5.25% 2010
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds
(INOVA Health Systems Hospital Project), Series 1993 A:
5.00% 2011                                                               1,300       1,355
5.00% 2023                                                               1,200       1,208
Industrial Dev. Auth. of Fairfax County, Hospital Rev.                   1,850       1,940
Ref. Bonds (Inova Health System Hospitals Project), Series
1993A, 4.80% 2005
Gateway Community Dev. Auth., Special Assessment Bonds,                  2,130       2,109
Series 1999, 6.25% 2026
Indust. Dev. Auth., Hanover County, Hospital Rev Bonds                   1,000       1,184
(Memorial Regional Medical Center Project at Hanover Medical Park),
Series 1995, MBIA Insured, 6.50% 2009
Industrial Dev. Auth. of the City of Norfolk, Hospital Rev.              2,500       2,824
Bonds (Sentara Hospitals-Norfolk Project), Series 1991, 6.50% 2013
Peninsula Ports Auth., Health System Rev. Ref. Bonds (Riverside          1,000       1,035
Health System Project), Series 1998, 5.00% 2010
Pocahontas Parkway Association, Route 895 Connector Toll Road            5,000       5,152
Rev. Bonds, Series 1998A, 5.25% 2008

Washington  -  3.66%
G.O., Series B, 5.50% 2010                                               2,000       2,197
Central Puget Sound Regional Transit Auth., Sales Tax and Motor          4,500       4,688
Vehicle Excise Tax Bonds, Series 1999, FGIC Insured, 5.25% 2021
Health Care Facs. Auth., Rev. Bonds, Ref. Series 1997A (Virginia         1,500       1,675
Mason Medical Center), MBIA Insured, 6.00% 2007
Public Power Supply System:
Nuclear Project No. 1 Ref. Rev. Bonds, Series 1997B, 5.13% 2014          9,000       9,159
Nuclear Project No. 2 Ref. Rev. Bonds:
Series 1990A, 7.375% 2012 (Preref. 2000)                                 1,000       1,073
Series 1993B, FSA Insured, 5.65% 2008                                    3,030       3,348
Series 1994A:
6.00% 2007                                                              19,900      22,199
5.25% 2008                                                               5,000       5,275
Series 1998A, 5.75% 2008                                                 2,000       2,211
Nuclear Project No. 3 Ref. Rev. Bonds, Series 1989 B:
5.375% 2015                                                              3,000       3,074
7.25% 2015 (Preref. 2000)                                                3,500       3,687
7.125% 2016                                                              5,250       6,593
FGIC Insured, 7.00% 2000                                                 4,500       4,731

Wisconsin  -  1.36%
Health and Educational Facs. Auth., Rev. Bonds:
Children's Hospital of Wisconsin, Inc., Series 1998, AMBAC               1,130       1,219
Insured, 5.625% 2015
Children's Hospital Project, Series 1993, FGIC Insured, 5.50% 2006       2,000       2,170
The Monroe Clinic, Inc., Series 1999::
4.80% 2010                                                               1,110       1,101
4.90% 2011                                                               1,165       1,153
Medical College of Wisconsin, Series 1993, 5.95% 2015                    3,000       3,222
Health and Educational Facs. Auth., Rev. Ref. Bonds (Wausau              2,505       2,614
Hospital, Inc.), Series A, AMBAC Insured, 5.00% 2009
Housing and Econ. Dev. Auth., Housing Rev. Bonds, 1992 Series A,         3,480       3,691
6.40% 2003
Pollution Control and Industrial Dev. Rev. Bonds (General Motors         3,000       3,260
Corp. Projects), City of Janesville, Series 1984, 5.55% 2009
City of Superior, Limited Obligation Ref. Rev. Bonds (Midwest            6,000       7,503
Energy Resources Co. Project), Series E-1991 (Collateralized),
FGIC Insured, 6.90% 2021
                                                                               ----------
                                                                                 1,792,599
                                                                               ----------

Tax-Exempt Securities Maturing in One Year or Less - 4.97%
State of California, Alameda Public Fncg. Auth., 1997 Rev. Bonds
(Marina Village Assessment Dist. Bond Refinancing):
6.05% 2008 (Preref. 3/2/99)                                              1,000       1,020
6.375% 2014 (Preref. 3/2/99)                                             1,000       1,021
State of California, 1999 Rev. Anticipation Notes, 4.00% 6/30/99         1,635       1,641
State of Colorado, General Fund Tax and Rev. Anticipation Notes,         4,000       4,014
Series 1998A, 4.00% 6/25/99
State of Texas, City of Houston, Tax and Rev. Anticipation Notes,       10,000      10,045
 Series 1998, 4.25% 6/30/99
State of Iowa, School Cash Anticipation Program, School Corps.,          2,000       2,008
Warrant Certificates, 1998-99 Series A, FSA Insured, 4.50% 6/25/99
State of Kentucky, Asset/Liability Commission, General Fund Tax          8,700       8,742
and Rev. Anticipation Notes, 1998 Series A, 4.50% 6/25/99
State of Ohio, County of Cuyahoga, Hospital Improvement Rev. Bonds,      2,000       2,000
 Series 1985 (University Hospitals of Cleveland Project), 3.35% 1/1/16(2)
County of Los Angeles, 1998 Tax and Rev. Anticipation Notes,             1,000       1,006
Series A, 4.50% 6/30/99
State of Georgia, Building Auth. of Fulton County, Rev. Ref.             1,000       1,022
Bonds (Judicial Center Facs Project), Series 1991, 5.70% 1/1/00
State of Michigan, Job Dev. Auth, Pollution Control Rev. Bonds           7,000       7,097
(Chrysler Corp. Project), Series 1984, 5.70% 11/1/99
State of Mississippi, Harrison County, Pollution Control Rev.            2,300       2,300
Ref. Bonds (E. I. du Pont de Nemours and Company Project),
Series 1990, 3.20% 9/1/10(2)
State of Montana, Tax and Rev. Anticipation Notes,                       3,000       3,006
Series 1998, 3.50% 6/30/99
State of New Jersey, G.O. Bonds, 2.80% 3/3/99                            4,800       4,800
County of San Benardino, 1998-99 Fixed Rate Tax and Rev.                 5,000       5,048
Anticipation Notes, 4.50% 9/30/99
County of Santa Clara, 1999 Tax and Rev. Anticipation                    3,000       3,029
Notes, 4.50% 10/1/1999
State of South Carolina, Public Service Auth., Rev. Bonds,               1,000       1,026
1995 Ref. Series A, AMBAC Insured, 6.25% 1/1/2000
State of Texas, Tax and Rev. Anticipation Notes, Series                 18,940      19,088
1998, 8/31/99
State of Alaska, City of Valdez, Marine Terminal Rev. Ref.               2,200       2,200
Bonds (Exxon Pipeline Company Project), 1993 Series C, 3.15% 12/1/33(2)
State of Washington, Public Power Supply System, Nuclear Project         2,000       2,021
 No. 1 Ref. Rev Bonds, Series 1989A, 6.00% 2017 (Preref. 1999)
State of Wisconsin, Tax and Rev. Anticipation Notes, Series              7,600       7,636
1998, 4.50% 6/15/99
State of Wyoming, General Fund Tax and Rev. Anticipation                 4,200       4,214
Notes, Series 1998, 4.00% 6/25/99
State of Wyoming, Student Loan Corp., Student Loan Rev.                    950         972
Ref. Bonds, Series 1991, 6.25% 12/1/99                                           --------
                                                                                    94,956
                                                                                 --------

TOTAL TAX-EXEMPT SECURITIES (cost $1,768,740,000)                                1,887,555
Excess of cash and receivables over payables                                        22,875
                                                                                 --------
Net Assets                                                                     $      1,91
                                                                              ============
(1) Purchase in a private placement transaction; resale to
the public may require registration or sale only to qualified institutional buyers.
(2) Coupon rate may change periodically.


See Notes to Financial Statements

The Tax-Exempt Bond Fund of America
Financial Statements
Statement of Assets and Liabilities
at February 28, 1999 (dollars in thousands)                                  Unaudited
Assets:
 Tax-exempt securities (cost: $1,768,740)                                   $1,887,555
 Cash                                                                               33
 Receivables for--
  Sales of investments                                         $ 5,278
  Sales of fund's shares                                         4,862
  Accrued interest                                              27,257          37,397
                                                            ----------     -----------
                                                                             1,924,985
Liabilities:
 Payables for--
  Purchases of investments                                       9,228
  Repurchases of fund's shares                                     983
  Dividends payable                                              2,853
  Management services                                              519
  Accrued expenses                                                 972          14,555
                                                            ----------     -----------
Net Assets at February 28, 1999--
 Equivalent to $12.38 per share on
 154,351,793 shares of $1 par value
 capital stock outstanding (authorized
 capital stock--200,000,000 shares)                                         $1,910,430
                                                                           ===========
Statement of Operations
For the six months ended February 28, 1999
(dollars in thousands)                                                       Unaudited
Investment Income:
 Income:
  Interest on tax-exempt securities                                           $ 49,914

 Expenses:
  Management services fee                                      $ 3,173
  Distribution expenses                                          2,287
  Transfer agent fee                                               246
  Reports to shareholders                                           37
  Registration statement and prospectus                            133
  Postage, stationery and supplies                                  39
  Directors' fees                                                   17
  Auditing and legal fees                                           46
  Custodian fee                                                     17
  Taxes other than federal income tax                               22
  Other expenses                                                    34
                                                           -----------           6,051
                                                                           -----------
  Net investment income                                                         43,863
                                                                           -----------
Realized Gain and Increase in Unrealized
 Appreciation on Investments:
 Net realized gain                                                              11,071
 Net unrealized appreciation on investments:
  Beginning of period                                          135,956
  End of period                                                118,815
                                                            ----------
   Change in unrealized appreciation
    on investments                                                             (17,141)
                                                                           -----------
  Net realized gain and change in
   unrealized appreciation on investments                                       (6,070)
                                                                           -----------
Net Increase in Net Assets Resulting
 From Operations                                                               $37,793
                                                                           ===========
Statement of Changes in Net Assets
(dollars in thousands)


                                                           Six months       Year ended
                                                                 ended      August 31,
                                                    February 28, 1999*             1998
                                                           -----------     -----------
Operations:
 Net investment income                                      $   43,863     $    84,097
 Net realized gain on investments                               11,071          25,646
 Net change in unrealized appreciation
  on investments                                               (17,141)         23,687
                                                           -----------     -----------
  Net increase in net assets
   resulting from operations                                    37,793         133,430
                                                           -----------     -----------
Dividends and Distributions Paid to
 Shareholders:
 Dividends paid from net investment income                     (43,879)        (84,100)
 Distributions from net realized gain on
  investments                                                  (27,512)         (5,006)
                                                           -----------     -----------
  Total dividends and distributions                            (71,391)        (89,106)
                                                           -----------     -----------
Capital Share Transactions:
 Proceeds from shares sold:
  18,637,984 and 27,437,243
  shares, respectively                                         233,815         341,812
 Proceeds from shares issued in
  reinvestment of net investment
  income dividends and distributions
  of net realized gain on investments:
  4,034,981 and 4,320,816 shares,
  respectively                                                  50,237          53,787
 Cost of shares repurchased:
  10,784,648 and 19,085,481
  shares, respectively                                        (135,386)       (237,660)
                                                           -----------     -----------
  Net increase in net assets
   resulting from capital share
   transactions                                                148,666         157,939
                                                           -----------     -----------
Total Increase in Net Assets                                   115,068         202,263
Net Assets:
 Beginning of period                                         1,795,362       1,593,099
                                                           -----------     -----------
 End of period                                              $1,910,430      $1,795,362
                                                           ===========     ===========

*Unaudited

See Notes to Financial Statements

The Tax-Exempt Bond Fund of America, Inc.

Notes to Financial Statements (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     ORGANIZATION - The Tax-Exempt Bond Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of federally tax-free current income, consistent with the preservation of capital, through a diversified portfolio of municipal bonds.

     SIGNIFICANT ACCOUNTING POLICIES - The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

SECURITY VALUATION - Tax-exempt securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Directors.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. In the event the fund purchases securities on a delayed delivery or "when-issued" basis, it will segregate with its custodian liquid assets in an amount sufficient to meet its payment obligations in these transactions. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest income is reported on the accrual basis. Premiums and original issue discounts on securities purchased are amortized. Amortization of market discounts on securities is recognized upon disposition.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends to shareholders are declared daily after determination of the fund's net investment income and are paid to shareholders monthly.

2. FEDERAL INCOME TAXATION

     It is the fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

     As of February 28, 1999, net unrealized appreciation on investments for book and federal income tax purposes aggregated $118,815,000, of which $120,536,000 related to appreciated securities and $1,721,000 related to depreciated securities. There was no difference between book and tax realized gains on securities transactions for the six months ended February 28, 1999. The cost of portfolio securities for book and federal income tax purposes was $1,768,740,000 at February 28, 1999.

3. FEES AND TRANSACTIONS WITH RELATED PARTIES

     INVESTMENT ADVISORY FEE - The fee of $3,173,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company (CRMC), with which certain officers and Directors of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.30% of the first $60 million of average net assets; 0.21% of such assets in excess of $60 million but not exceeding $1 billion; 0.18% of such assets in excess of $1 billion but not exceeding $3 billion; and 0.16% of such assets in excess of $3 billion; plus 3.00% on the first $3,333,333 of the fund's monthly gross investment income, plus 2.50% of such income in excess of $3,333,333 but not exceeding $8,333,333 million and 2.25% of such income in excess of $8,333,333.

     DISTRIBUTION EXPENSES - Pursuant to a Plan of Distribution, the fund may expend up to 0.25% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Directors. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the six months ended February 28, 1999, distribution expenses under the Plan were limited to $2,287,000. Had no limitation been in effect, the fund would have paid $2,411,000 in distribution expenses under the Plan. As of February 28, 1999, accrued and unpaid distribution expenses were $888,000. American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $499,000 (after allowance to dealers) as its portion of the sales charges paid by purchasers of the fund's shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

  TRANSFER AGENT FEE - American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $246,000.

  DEFERRED DIRECTORS' FEES - Directors who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of February 28, 1999, aggregate amounts deferred and earnings thereon were $64,000.

  CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Directors and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

  The fund made purchases and sales of investment securities, excluding short-term securities, of $252,262,000 and $146,665,000, respectively, during the six months ended February 28, 1999.

  As of February 28, 1999, accumulated undistributed net realized gain on investments was $7,775,000 and additional paid-in capital was $1,629,492,000.

  Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $17,000 includes $7,000 that was paid by these credits rather than in cash.

PER-SHARE DATA AND RATIOS
                                                                          Year    Ended August       31
                                                       Six months
                                                           ended
                                                     February 28,
                                                          1999(1)         1998     1997     1996   1995    1994

Net Asset Value, Beginning of Period                       $12.60       $12.27   $11.86  $11.94  $11.65  $12.43
                                                     ------------      -------  ------- ------- ------- -------
 Income from Investment Operations:
  Net investment income                                       .30          .62      .64     .64     .68     .67
  Net gains or losses on securities (both
   realized and unrealized)                                  (.03)         .37      .45     .01     .29    (.69)
                                                     ------------      -------  ------- ------- ------- -------
   Total from investment operations                           .27          .99     1.09     .65     .97    (.02)
                                                     ------------      -------  ------- ------- ------- -------
 Less Distributions:
  Dividends (from net investment income)                     (.30)        (.62)    (.64)   (.64)   (.68)   (.68)
  Distributions (from capital gains)                         (.19)        (.04)    (.04)   (.09)      -    (.08)
                                                     ------------      -------  ------- ------- ------- -------
   Total distributions                                       (.49)        (.66)    (.68)   (.73)   (.68)   (.76)
                                                     ------------      -------  ------- ------- ------- -------

Net Asset Value, End of Period                             $12.38       $12.60   $12.27  $11.86  $11.94  $11.65
                                                     ============      =======  ======= ======= ======= =======

Total Return(2)                                          2.12%(3)        8.26%    9.39%    5.51%   8.70%  (.14)%


Ratios/Supplemental Data:
 Net assets, end of period (in millions)                   $1,910       $1,795   $1,593  $1,476  $1,424  $1,385
 Ratio of expenses to average net assets                  .33%(3)          .66%     .68%    .68%    .66%    .69%
 Ratio of net income to average net assets               2.37%(3)         4.98%    5.27%   5.35%   5.87%   5.53%
 Portfolio turnover rate                                 8.38%(3)        23.19%   14.39%  26.89%  49.28%  22.40%


(1) Unaudited
(2) Excludes maximum sales charge of 4.75%.
(3) Based on operations for the period shown and, accordingly, not representative of a full year.

[THE AMERICAN FUNDS GROUP(R)]
OFFICES OF THE FUND AND
OF THE INVESTMENT ADVISER,
CAPITAL RESEARCH AND MANAGEMENT COMPANY
333 South Hope Street
Los Angeles, California  90071-1443

135 South State College Boulevard
Brea, California  92821-5823

TRANSFER AGENT FOR
SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 2205
Brea, California  92822-2205

P.O. Box 659522
San Antonio, Texas  78265-9522

P.O. Box 6007
Indianapolis, Indiana  46206-6007

P.O. Box 2280
Norfolk, Virginia  23501-2280

CUSTODIAN OF ASSETS
The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, New York  10081-0001

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, California  90071-2371

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, California  90071-1462

This report is for the information of shareholders of The Tax-Exempt Bond Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 1999, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY, TOLL-FREE, AT 800/421-0180 OR VISIT WWW.AMERICANFUNDS.COM ON THE WORLD WIDE WEB.

PREPARING FOR THE YEAR 2000
The fund's key service providers - Capital Research and Management Company, the investment adviser, and American Funds Service Company, the transfer agent - have updated all significant computer systems to process date-related information properly following the turn of the century. Testing of these and other systems with business partners, vendors and other service providers will continue through much of 1999. We will continue to keep you up to date in our regular publications. If you'd like more detailed information, call Shareholder Services at 800/421-0180, ext. 21, or visit our Web site at www.americanfunds.com.

Printed on recycled paper
Litho in USA MED/INS/3777
Lit. No. TEBF-013-0499